UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ___
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Asset Management LP
Address: 222 Berkeley Street, 16th Floor,
         Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer of Weiss Asset Management LP
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy Nikitin             Boston, MA             August 14, 2012
----------------------------- --------------------- -------------------------
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total: $ 93,240
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279        Andrew Weiss
2   028-12910        BIP GP LLC


                                                        FORM 13F INFORMATION TABLE
COLUMN 1                     COLUMN 2          COLUMN 3  COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
                                                          VALUE      SHR OR    SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP   (x$1000)   PRN AMT    PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED NONE
BARCLAYS BANK PLC            ETN DJUBS NAT37   06739H644      46      14,400   SH       SHARED-DEFINED     1,2     14,400
BARCLAYS BK PLC		     IPTH S&P VIX NEW  06740C261   4,706     309,421   SH       SHARED-DEFINED	   1,2	  309,421
BARCLAYS BK PLC	             IPTH S&P VIX NEW  06740C261   5,324     350,000   SH  PUT	SHARED-DEFINED	   1,2	  350,000
CHINA FD INC	             COM	       169373107   1,460      66,562   SH	SHARED-DEFINED	   1,2	   66,562
CORNERSTONE PROGRESSIVE RTN  COM	       21925C101   1,234     232,303   SH  	SHARED-DEFINED	   1,2	  232,303
CROSSHAIR ENERGY CORP	     COM	       22765F105      44     236,200   SH       SHARED-DEFINED	   1,2	  236,200
DNP SELECT INCOME FD	     COM	       23325P104     699      62,904   SH 	SHARED-DEFINED	   1,2	   62,904
GENERAL MTRS CO	             *W EXP 07/10/201  37045V118     916      83,125   SH	SHARED-DEFINED	   1,2	   83,125
ICICI BK LTD	             ADR	       45104G104  17,796     549,099   SH	SHARED-DEFINED	   1,2	  549,099
JPMORGAN CHASE & CO	     ALERIAN ML ETN    46625H365  32,790     845,965   SH	SHARED-DEFINED	   1,2	  845,965
KT CORP	SPONSORED            ADR	       48268K101   9,115     691,600   SH	SHARED-DEFINED	   1,2    691,600
MALAYSIA FD INC	             COM	       560905101   1,122     124,537   SH	SHARED-DEFINED	   1,2    124,537
MEDCATH CORP	             COM	       58404W109   6,243     835,677   SH	SHARED-DEFINED	   1,2	  835,677
MLP & STRATEGIC EQUITY FD IN COM	       55312N106     873      50,637   SH	SHARED-DEFINED	   1,2	   50,637
MORGAN STANLEY FRNT EMERG FD COM	       61757P101   2,258     192,171   SH	SHARED-DEFINED	   1,2	  192,171
MYREXIS INC	             COM	       62856H107     470     180,209   SH	SHARED-DEFINED	   1,2	  180,209
NABI BIOPHARMACEUTICALS	     COM	       629519109   3,236   2,048,297   SH	SHARED-DEFINED	   1,2	2,048,297
SEALY CORP	             SR SECD 3RD 8%    812139400     779     406,788   PRN	SHARED-DEFINED	   1,2	      N/A
SOLUTIA INC	             *W EXP 02/27/201  834376147      10     200,410   SH	SHARED-DEFINED	   1,2	  200,410
SPROTT PHYSICAL GOLD TRUST   UNIT	       85207H104   3,112     225,682   SH	SHARED-DEFINED	   1,2	  225,682
THAI CAP FD INC	             COM NEW	       882905201   1,007      91,221   SH	SHARED-DEFINED	   1,2	   91,221
